Commitments, contingencies and guarantees - Additional Information (Detail) € in Millions, ¥ in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2015 JPY (¥)	Sep. 30, 2014 JPY (¥)	Sep. 30, 2015 JPY (¥)	Sep. 30, 2014 JPY (¥)	Nov. 16, 2015 JPY (¥)	Sep. 30, 2015 USD ($)	Sep. 23, 2015 EUR (€)	May. 15, 2015 USD ($)	Oct. 31, 2014 JPY (¥)	Mar. 31, 2014 EUR (€)	Jul. 31, 2013 EUR (€)	Apr. 30, 2013 JPY (¥)	Mar. 31, 2013 EUR (€)	Aug. 31, 2012 USD ($)	Jun. 30, 2012 USD ($)	Apr. 30, 2012 JPY (¥)	Nov. 30, 2011 USD ($)	Oct. 31, 2011 USD ($)	Sep. 30, 2011 USD ($)	Jul. 31, 2011 USD ($)	Apr. 30, 2011 USD ($)	Mar. 31, 2011 USD ($)	Jan. 31, 2008 EUR (€)
Contingencies
Current estimate of maximum reasonably possible loss | ¥					¥ 48,000
Net gain on trading | ¥	¥ 62,551	¥ 129,011	¥ 187,299	¥ 287,573
Other mortgage-related contingencies [Abstract]
Loan repurchase claims received against the relevant subsidiaries						$ 3,203
Tax notice issued by tax authorities in Pescara, Italy [Member]
Contingencies
Current estimate of maximum reasonably possible loss | €																							€ 33.8
Two actions by Fairfield Sentry Ltd. and Fairfield Sigma Ltd. [Member]
Contingencies
Current estimate of maximum reasonably possible loss															$ 35
Action by PT Bank Mutiara Tbk. [Member]
Contingencies
Claim against special purpose company rights																						$ 156
Action by the Federal Home Loan Bank of Boston [Member]
Contingencies
Compensatory damages with original principal amount issued in offering																					$ 406
Action by the National Credit Union Administration Board [Member]
Contingencies
Compensatory damages with original principal amount issued in offering																		$ 50		$ 83
Action by the Federal Housing Finance Agency [Member]
Contingencies
Compensatory damages with original principal amount issued in offering																			$ 2,046
Order for payment								$ 806
Amount of court costs and attorneys' fees								$ 33
Claim filed by the Madoff Trustee [Member]
Contingencies
Current estimate of maximum reasonably possible loss																	$ 21
Action by the Prudential Insurance Company of America [Member]
Contingencies
Amount of residential mortgage-backed securities plaintiffs purchased														$ 183
Action by Banca Monte dei Paschi di Siena SpA [Member]
Contingencies
Current estimate of maximum reasonably possible loss | €										€ 1,500.0
Damages for unlawful conduct of former directors | €													€ 1,142.0
Amount of discount based on the settlement agreement | €							€ 440.0
Net gain on trading | ¥			¥ (35,000)
Action by Fondazione Monte dei Paschi di Siena [Member]
Contingencies
Damages for unlawful conduct of former directors | €											€ 315.2
NSC [Member]
Contingencies
Current estimate of maximum reasonably possible loss | ¥									¥ 2,143			¥ 10,247				¥ 5,102
Number of significant clients						5,370,000
Currency-linked structured notes purchased																16
Equity-linked structured notes purchased												11